OPERATIONS IN TURKMENISTAN (Tables) (Turkmenistan)	12 Months Ended
Dec. 31, 2012
Turkmenistan
OPERATIONS IN TURKMENISTAN
Impairment loss of the long-lived assets

Impairment loss
Property, plant and equipment	$107,469
Software and other intangible assets	12,111

Total impairment loss	$119,580